iShares
®
MSCI USA Momentum Factor ETF
Schedule of Investments
(unaudited)
October 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 8.6%
Axon Enterprise, Inc.
(a)
..................... 56,205 $ 23,802,817
General Electric Co ....................... 1,775,760 305,040,053
HEICO Corp.
(b)
.......................... 47,134 11,545,473
HEICO Corp., Class A ...................... 82,180 15,779,382
Howmet Aerospace, Inc. .................... 690,238 68,830,533
Lockheed Martin Corp. ..................... 272,015 148,533,791
RTX Corp. ............................. 1,964,103 237,636,822
TransDigm Group, Inc. ..................... 58,936 76,752,353
887,921,224
a
Air Freight & Logistics  — 0.1%
CH Robinson Worldwide, Inc. ................ 55,921 5,762,100
a
Banks  — 6.5%
Citigroup, Inc. ........................... 1,659,561 106,494,030
Citizens Financial Group, Inc. ................ 257,402 10,841,772
Fifth Third Bancorp ....................... 572,374 25,001,296
JPMorgan Chase & Co. .................... 2,371,149 526,205,386
668,542,484
a
Beverages  — 3.3%
Coca-Cola Co. (The) ...................... 4,649,446 303,655,318
Keurig Dr Pepper, Inc. ..................... 1,006,145 33,152,478
336,807,796
a
Biotechnology  — 1.5%
Alnylam Pharmaceuticals, Inc.
(a)
............... 134,174 35,769,447
United Therapeutics Corp.
(a)
.................. 45,086 16,860,811
Vertex Pharmaceuticals, Inc.
(a)
................ 215,826 102,728,860
155,359,118
a
Broadline Retail  — 0.2%
eBay, Inc. .............................. 423,604 24,361,466
a
Building Products  — 1.5%
Carlisle Companies, Inc. .................... 53,728 22,685,573
Lennox International, Inc. ................... 41,856 25,221,170
Trane Technologies PLC .................... 294,919 109,167,217
157,073,960
a
Capital Markets  — 5.3%
Bank of New York Mellon Corp. (The) ........... 645,523 48,646,613
Goldman Sachs Group, Inc. (The) ............. 358,604 185,681,565
Intercontinental Exchange, Inc. ............... 488,421 76,130,181
KKR & Co., Inc.
(b)
......................... 918,174 126,928,374
Moody's Corp. ........................... 157,500 71,511,300
Nasdaq, Inc. ............................ 372,374 27,525,886
Robinhood Markets, Inc., Class A
(a)(b)
............ 493,512 11,592,597
548,016,516
a
Chemicals  — 0.2%
International Flavors & Fragrances, Inc. .......... 193,092 19,199,138
a
Commercial Services & Supplies  — 1.6%
Cintas Corp. ............................ 450,558 92,729,342
Republic Services, Inc. ..................... 181,761 35,988,678
Veralto Corp. ............................ 319,064 32,605,150
161,323,170
a
Communications Equipment  — 2.2%
Arista Networks, Inc.
(a)
..................... 332,487 128,486,276
Motorola Solutions, Inc. .................... 216,358 97,220,468
225,706,744
a
Security Shares Value
a
Construction & Engineering  — 0.8%
EMCOR Group, Inc. ....................... 80,826 $ 36,054,054
Quanta Services, Inc.
(b)
..................... 142,233 42,901,740
78,955,794
a
Consumer Finance  — 2.1%
Ally Financial, Inc. ........................ 177,829 6,232,906
American Express Co. ..................... 565,167 152,640,303
Discover Financial Services .................. 230,976 34,283,768
Synchrony Financial ....................... 360,134 19,857,789
213,014,766
a
Consumer Staples Distribution & Retail  — 8.5%
Costco Wholesale Corp. .................... 424,375 370,980,137
Walmart, Inc. ............................ 6,204,284 508,441,074
879,421,211
a
Containers & Packaging  — 0.6%
Amcor PLC ............................. 808,736 9,001,232
International Paper Co. ..................... 275,488 15,300,604
Packaging Corp. of America ................. 69,959 16,016,413
Smurfit WestRock PLC ..................... 444,454 22,889,381
63,207,630
a
Electric Utilities  — 6.9%
Alliant Energy Corp. ....................... 92,602 5,556,120
American Electric Power Co., Inc. .............. 440,901 43,538,974
Constellation Energy Corp. .................. 530,742 139,563,916
Duke Energy Corp. ....................... 833,277 96,051,840
Edison International ....................... 331,960 27,353,504
NextEra Energy, Inc. ...................... 3,111,773 246,608,010
NRG Energy, Inc. ......................... 311,989 28,203,806
Southern Co. (The) ....................... 1,381,680 125,774,330
712,650,500
a
Electrical Equipment  — 0.6%
Vertiv Holdings Co.., Class A
(b)
................ 549,767 60,084,035
a
Electronic Equipment, Instruments & Components  — 1.0%
Amphenol Corp., Class A ................... 1,466,659 98,295,486
a
Financial Services  — 0.9%
Equitable Holdings, Inc. .................... 75,185 3,408,888
Fiserv, Inc.
(a)(b)
........................... 453,041 89,656,814
93,065,702
a
Food Products  — 0.3%
Kellanova .............................. 387,221 31,229,374
a
Health Care Equipment & Supplies  — 3.1%
Boston Scientific Corp.
(a)
.................... 1,524,413 128,081,180
Intuitive Surgical, Inc.
(a)
..................... 309,632 156,004,987
ResMed, Inc. ........................... 131,420 31,865,408
315,951,575
a
Health Care Providers & Services  — 0.3%
DaVita, Inc.
(a)(b)
.......................... 48,267 6,748,209
Quest Diagnostics, Inc. ..................... 57,176 8,852,560
Universal Health Services, Inc., Class B ......... 57,764 11,801,763
27,402,532
a
Health Care REITs  — 1.3%
Healthpeak Properties, Inc. .................. 423,759 9,513,390
Ventas, Inc. ............................ 511,144 33,474,821
Welltower, Inc. ........................... 656,329 88,525,655
131,513,866
a

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
MSCI USA Momentum Factor ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Household Durables  — 1.6%
DR Horton, Inc. .......................... 240,468 $ 40,639,092
Garmin Ltd. ............................. 214,750 42,595,663
Lennar Corp., Class A ...................... 174,701 29,751,580
NVR, Inc.
(a)
............................. 2,606 23,852,223
PulteGroup, Inc. ......................... 255,681 33,118,360
169,956,918
a
Household Products  — 0.8%
Colgate-Palmolive Co. ..................... 896,394 84,001,082
a
Independent Power and Renewable Electricity Producers  — 0.7%
Vistra Corp. ............................ 612,518 76,540,249
a
Industrial Conglomerates  — 1.2%
3M Co. ................................ 992,581 127,516,881
a
Insurance  — 5.8%
Aflac, Inc. .............................. 742,280 77,783,521
Allstate Corp. (The) ....................... 220,687 41,162,539
Arch Capital Group Ltd.
(a)
................... 367,694 36,239,921
Arthur J Gallagher & Co. .................... 211,624 59,508,669
Brown & Brown, Inc. ....................... 262,910 27,510,902
Chubb Ltd. ............................. 332,677 93,961,292
Erie Indemnity Co., Class A, NVS .............. 33,967 15,245,748
Fidelity National Financial, Inc. ................ 157,007 9,447,111
Hartford Financial Services Group, Inc. (The) ...... 411,372 45,431,924
Progressive Corp. (The) .................... 779,849 189,370,733
595,662,360
a
IT Services  — 0.3%
GoDaddy, Inc., Class A
(a)(b)
................... 198,458 33,102,794
a
Machinery  — 0.5%
Dover Corp. ............................ 117,146 22,179,252
Westinghouse Air Brake Technologies Corp. ....... 179,398 33,723,236
55,902,488
a
Media  — 0.1%
Fox Corp., Class A, NVS .................... 153,789 6,459,138
Fox Corp., Class B ........................ 165,546 6,449,672
12,908,810
Metals & Mining  — 0.9%
Newmont Corp. .......................... 2,037,066 92,564,279
a
Multi-Utilities  — 0.6%
NiSource, Inc. ........................... 252,640 8,882,823
Public Service Enterprise Group, Inc. ........... 600,325 53,675,058
62,557,881
a
Oil, Gas & Consumable Fuels  — 1.4%
Targa Resources Corp. ..................... 332,762 55,557,944
Texas Pacific Land Corp.
(b)
.................. 25,387 29,601,242
Williams Companies, Inc. (The) ............... 1,179,082 61,748,524
146,907,710
a
Pharmaceuticals  — 4.4%
Eli Lilly & Co. ........................... 542,565 450,187,883
a
Professional Services  — 0.3%
Leidos Holdings, Inc. ...................... 155,704 28,518,745
a
Real Estate Management & Development  — 0.4%
CBRE Group, Inc., Class A
(a)
................. 276,482 36,210,848
a
Residential REITs  — 0.8%
AvalonBay Communities, Inc. ................ 133,327 29,546,597
Camden Property Trust ..................... 58,846 6,813,778
Security Shares Value
a
Residential REITs (continued)
Equity Residential ........................ 243,476 $ 17,133,406
Essex Property Trust, Inc. ................... 51,165 14,523,697
Mid-America Apartment Communities, Inc. ........ 81,871 12,390,357
UDR, Inc. .............................. 125,237 5,283,749
85,691,584
a
Semiconductors & Semiconductor Equipment  — 13.3%
Broadcom, Inc. .......................... 3,037,872 515,739,530
KLA Corp. .............................. 138,067 91,984,377
Monolithic Power Systems, Inc. ............... 44,016 33,421,349
NVIDIA Corp. ........................... 3,987,366 529,362,710
Texas Instruments, Inc. ..................... 978,907 198,874,746
1,369,382,712
a
Software  — 2.5%
AppLovin Corp., Class A
(a)(b)
.................. 269,146 45,590,641
Fair Isaac Corp.
(a)
......................... 28,039 55,884,811
MicroStrategy, Inc., Class A
(a)(b)
................ 276,194 67,529,433
Palantir Technologies, Inc., Class A
(a)(b)
.......... 1,640,300 68,170,868
Tyler Technologies, Inc.
(a)
................... 40,125 24,299,299
261,475,052
a
Specialized REITs  — 0.5%
Iron Mountain, Inc. ........................ 447,836 55,410,748
a
Specialty Retail  — 1.2%
Dick's Sporting Goods, Inc. .................. 52,735 10,322,876
TJX Companies, Inc. (The) .................. 967,175 109,319,790
119,642,666
a
Technology Hardware, Storage & Peripherals  — 0.8%
Dell Technologies, Inc., Class C ............... 391,714 48,427,602
NetApp, Inc. ............................ 278,671 32,133,553
80,561,155
a
Tobacco  — 4.3%
Altria Group, Inc. ......................... 2,254,113 122,758,994
Philip Morris International, Inc. ................ 2,414,705 320,431,353
443,190,347
a
Total Long-Term Investments — 99.8%
(Cost: $8,706,283,609) ............................... 10,282,759,379
a
Short-Term Securities
Money Market Funds  —  0.9%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.01%
(c)(d)(e)
...................... 70,074,191 70,123,242
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.83%
(c)(d)
............................ 16,498,460 16,498,460
a
Total Short-Term Securities — 0.9%
(Cost: $86,600,088) ................................. 86,621,702
Total Investments — 100.7%
(Cost: $8,792,883,697) ............................... 10,369,381,081
Liabilities in Excess of Other Assets — (0.7)% ............... (67,682,422)
Net Assets — 100.0% ................................. $ 10,301,698,659
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
MSCI USA Momentum Factor ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2024
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
  Shares Held
at 10/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 102,738,839  $ —  $ (32,648,527)
(a)
$ 17,372  $ 15,558  $ 70,123,242  70,074,191  $ 58,902
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 29,569,896  —  (13,071,436)
(a)
—  —  16,498,460  16,498,460  255,464  —
$ 17,372  $ 15,558
$ 86,621,702
$ 314,366  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 62 12/20/24 $ 17,789 $ (65,670)

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
MSCI USA Momentum Factor ETF
4
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 10,282,759,379  $ —  $ —  $ 10,282,759,379
Short-Term Securities
Money Market Funds ...................................... 86,621,702  —  —  86,621,702
$ 10,369,381,081  $ —  $ —  $ 10,369,381,081
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (65,670) $ —  $ —  $ (65,670)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)